Background and Basis of Preparation - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended
	Jul. 28, 2015	Jul. 01, 2015	Jun. 30, 2015	Sep. 30, 2015	Sep. 30, 2015
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Quarterly cash dividend declared	$ 0.07			$ 0.07	$ 0.07
Quarterly dividend payment date	Oct. 01, 2015
Quarterly dividend record date	Sep. 04, 2015
Authorized share repurchase value	$ 1,000,000,000
Common stock, repurchase				$ 0
Separation-related adjustments					$ (36,000,000)
Cash distribution for spin-off			$ 4,000,000,000
Baxter | Spin-off of Baxalta
Organization and Summary of Significant Accounting Policies Disclosure [Line Items]
Percentage of Baxalta common stock distributed to Baxter shareholders upon spin-off		80.50%
Percentage of shares of Baxalta held by Baxter after spin-off		19.50%